Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Schedule of share capital
	As of December 31, 2022		As of December, 31, 2021
	Number of shares in thousands
	Authorized	Issued and paid-in	Authorized	Issued and paid-in
Shares, no par value	1,000,000	184,815	1,000,000	178,001
Class A preferred shares, no par value	10,000	-	10,000	-
Class B preferred shares, no par value	10,000	-	10,000	-
Class C preferred shares, no par value	10,000	-	10,000	-
Class D preferred shares, no par value	10,000	-	10,000	-
Class E preferred shares, no par value	10,000	-	10,000	-

Schedule of changes in share capital
	For the year ended December 31
	2022	2021	2020
	Number of ADSs in thousands
Issued as at January 1	17,800	17,211	1,956
Issuance of ADSs (See D below)	544	126	8,573
Vesting of RSUs	138	163	7
Exercise of warrants	-	300	6,675

Issued as at December 31	18,482	17,800	17,211

Schedule of the information relating to non-controlling interests
	December 31 2022	December 31 2021
TyrNovo Ltd.	in USD thousands

Non-current assets	10	11
Current assets	428	976
Current liabilities	(17,240)	(11,806)
Net assets	(16,802)	(10,819)
Net assets attributable to non-controlling interests	(258)	(166)
Loss for the year	5,983	5,467
Loss allocated to non-controlling interests	92	84